Trade payables and other current liabilities - Additional Information (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Fixed assets payables	€ 228,000
Current accrued expenses and other current liabilities	3,900,000	€ 3,900,000
Decrease in payroll tax and other payroll liabilities	1,000,000	(1,400,000)
Trade payables and other payables	9,621,000	6,482,000
Payroll tax and other payroll liabilities	6,200,000	4,800,000
Bonus accrual	800,000
Employers’ contribution on free share	400,000
Contract liabilities	16,518,000	16,518,000
ICON Plc
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Trade payables and other payables	400,000	€ 1,149,000
LianBio, NBTXR3
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Contract liabilities	€ 16,500,000